U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

	Read instructions at end of Form before preparing Form.
	Please print or type.



1.	Name and address of issuer:  Prudential Short-Term
Corporate Bond Fund, Inc. 100 Mulberry Street, Gateway
Center Three, Newark, New Jersey 07102-4077.

2.	Name of each series or class of funds for which this Form
	is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

			[X]


3.	Investment Company Act File Number: 811-5594.
Securities Act File Number: 33-22363.

4(a).Last day of fiscal year for which this Form is filed:  December
31, 2001.

	 (b).[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[ ] Check box if this is the last time the issuer will be      filing
this Form

     5.	Calculation of registration fee:

    (i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):
$154,125,112

   (ii)	Aggregate price of securities redeemed
or repurchased during the fiscal year
(if applicable):                       $83,981,638



	  (iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal
year ending non earlier than October 11,
1995 that were not previously used to
reduce registration fees payable to the
Commission:
$166,816,146

(iv)	Total available redemption credits
			[add items 5(ii) and 5(iii)]:          $250,797,784

(v)	Net sales - If item 5(i) is greater
			than Item 5(iv) [subtract item 5(iv)
			from item 5(i)]:					  $    -
(vi) 	Redemption credits available for use
		   in future years.
		   -if item 5(i) is less than item 5(iv)
		   [subtract item 5(iv) from item (5(i)]:  $(96,672,672)

(vii) 	Multiplier for determining registration
		   fee (See instuction C.9):			   x   .000092

(viii) 	Registration fee due [multiply item 5(v)
		   by item 5(vii)] (enter "0" if no fee is
		   due).				   =$    0

			6.	Prepaid Shares

		If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in
effect before October 11, 1997, then report the amount of
	securities (number of shares or other units) deducted
here:0.  If  there  is  a  number  of  shares or other units that were registered
pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
years, then state that 		number here:0.

	7.	Interest due - if this Form is being filed
	   more than 90 days after the end of the of
	   the issuers fiscal year (See Instruction D):+$   0
		8.	Total amount of the registration fee due
			plus any interest due [line 5(viii)plus
		line 7]:
	 	=$    0



		9.	Date the registration fee and any interest payment was
			sent to the Commissions lockbox depository:


			Method of Delivery:

					[ ] Wire Transfer
					[ ] Mail or other means


	SIGNATURES

	This report has been signed below by the following persons on
behalf of the issuer and in the capacities and on the dates      	  indicated.

	By (Signature and Title)/s/ Deborah A. Docs__

						 Secretary

	Date  March 15, 2002




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